Organization - Additional Information (Details)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Organization
Net asset of VIE, not pledged		¥ 12,464,227,285	$ 1,707,592,136	¥ 12,482,195,898
Variable Interest Entity
Organization
Net asset of VIE, not pledged		7,210,215,971	987,795,539	8,163,549,116
Asset not pledged as collateral | Variable Interest Entity
Organization
Net asset of VIE, not pledged		¥ 7,202,000,000	$ 987,000,000	¥ 7,689,000,000
Xiamen Happy Time Technology Co., Ltd. ("Xiamen Happy Time") | Xiamen Qudian Technology Co., Ltd. ("Xiamen Qudian")
Organization
Investment amount	¥ 99,900,000